Assets Held for Sale - Summary of Assets Held For Sale Measured at Fair Value (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets Held for Sale [Line Items]
Assets held for sale	$ 6,375	$ 6,375
Stellarton Facility
Assets Held for Sale [Line Items]
Assets held for sale	$ 6,375	$ 6,375